Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts Receivable Gross		$ 7,535,000	$ 9,296,000
Allowance for Credit Losses	$ (554,000)	(464,000)	(396,000)	$ (344,000)
Accounts Receivable Net		$ 7,071,000	$ 8,900,000